Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Leases [Abstract]
Schedule of future maturities of operating lease payments [text block]
Non-cancellable lease payments as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in thousands)
Less than one year	$858,207	843,880
Between one and five years	3,070,676	3,483,532
More than five years	3,491,748	4,011,338
	$7,420,631	8,338,750

Schedule of future maturities of finance lease receivable [text block]
Non-cancellable lease receivables as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in thousands)
Less than one year	$46,538	8,052
Between one and five years	404,695	32,208
More than five years	2,189,936	87,230
	$2,641,169	127,490